CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Companys Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 25,900	$ 11,152,388	$ (788,520)	$ (148,590)	$ 10,241,178	$ 3,476,280	$ 13,717,458
Beginning balance, shares at Dec. 31, 2022	25,899,468
Net income			(324,713)		(324,713)	(67,530)	(392,243)
Foreign currency translation adjustment				(281,616)	(281,616)	(96,291)	(377,907)
Ending balance, value at Dec. 31, 2023	$ 25,900	11,152,388	(1,113,233)	(430,206)	9,634,849	3,312,459	12,947,308
Ending balance, shares at Dec. 31, 2023	25,899,468
Net income			(587,667)		(587,667)	(197,821)	(785,488)
Foreign currency translation adjustment				(159,580)	(159,580)	(54,564)	(214,144)
Ending balance, value at Mar. 31, 2024	$ 25,900	11,152,388	(1,700,900)	(589,786)	8,887,602	3,060,074	11,947,676
Ending balance, shares at Mar. 31, 2024	25,899,468
Beginning balance, value at Dec. 31, 2023	$ 25,900	11,152,388	(1,113,233)	(430,206)	9,634,849	3,312,459	12,947,308
Beginning balance, shares at Dec. 31, 2023	25,899,468
Net income			944,633		944,633	303,220	1,247,853
Foreign currency translation adjustment				(281,064)	(281,064)	(96,102)	(377,166)
Ending balance, value at Dec. 31, 2024	$ 25,900	11,152,388	(168,600)	(711,270)	10,298,418	3,519,577	13,817,995
Ending balance, shares at Dec. 31, 2024	25,899,468
Net income			(212,664)		(212,664)	(63,489)	(276,153)
Foreign currency translation adjustment				291,886	291,886	99,802	391,688
Ending balance, value at Mar. 31, 2025	$ 25,900	$ 11,152,388	$ (381,264)	$ (419,384)	$ 10,377,640	$ 3,555,890	$ 13,933,530
Ending balance, shares at Mar. 31, 2025	25,899,468